Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	New York Times Co
Entity Incorporation, State or Country Code	NY
Entity File Number	1-5837
Entity Tax Identification Number	13-1102020
Entity Address, Address Line One	620 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	556-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000071691
Title of 12(b) Security	Class A Common Stock
Trading Symbol	NYT
Security Exchange Name	NYSE